John Hancock High Yield Fund (the “Fund”)
Supplement dated 7-27-12 to the current Prospectuses
In the “Fund summary” section, the information under the heading “Portfolio management” is amended and restated as follows:
John F. Addeo, CFA
Portfolio manager
Joined fund team in July 2012
John F. Iles
Portfolio manager
Joined fund team in 2008
Dennis F. McCafferty, CFA
Portfolio manager
Joined fund team in 2009
Joseph E. Rizzo
Portfolio manager
Joined fund team in 2008
In the “Fund details — Who’s who” section, the portfolio manager information in the “Subadviser” subsection is amended and restated as follows:
John F. Addeo, CFA
•	Portfolio manager

•	Joined fund team in July 2012

•	Investment Officer, Portfolio Manager/Analyst, High Yield Bond Group, MFS Investment Management (1998-2012)

•	Began business career in 1984
John F. Iles
•	Portfolio manager

•	Joined fund team in 2008

•	Vice president, John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2006-2008)

•	Primarily responsible for analysis of specific issuers

•	Began business career in 1984
Dennis F. McCafferty, CFA
•	Portfolio manager

•	Joined fund team in 2009

•	Investment analyst, John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2008—2009)

•	Principal and senior analyst, Pardus Capital Management (2005—2008)

•	Began business career in 1995
Joseph E. Rizzo
•	Portfolio manager

•	Joined fund team in 2008

•	Fixed-income trader (2005—2008)

•	Primarily responsible for analysis of specific issuers

•	Began business career in 1994
     You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock High Yield Fund (the “Fund”)
Supplement dated 7-27-12 to the current Statement of Additional Information
Under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section, the “Other Accounts the Portfolio Managers are Managing” subsection with respect to the Fund has been amended and restated as follows:
Other Accounts the Portfolio Managers are Managing. The table below indicates, for each portfolio manager, information about the accounts for which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of May 31, 2011 for Messrs. Iles, McCafferty and Rizzo and as of July 26, 2012 for Mr. Addeo. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

High Yield Fund

Portfolio
Manager Name	Other Accounts Managed by the Portfolio Manager
John F. Addeo, CFA	Other Registered Investment Companies: One (1) account with total assets of approximately $391.4 million.

Other Pooled Investment Vehicles: None

Other Accounts: None

John F. Iles	Other Registered Investment Companies: Six (6) funds with total assets of approximately $5.9 billion.

Other Pooled Investment Vehicles: Eleven (11) accounts with total assets of approximately $2.7 billion.

Other Accounts: One (1) account with total assets of approximately $234.5 million.

Dennis F. McCafferty, CFA	Other Registered Investment Companies: Two (2) accounts with total assets of approximately $540.5 million.

Other Pooled Investment Vehicles: Three (3) accounts with total assets of approximately $237.2 million.

Other Accounts: None

Portfolio
Manager Name	Other Accounts Managed by the Portfolio Manager
Joseph E. Rizzo	Other Registered Investment Companies: Two (2) accounts with total assets of approximately $540.5 million.

Other Pooled Investment Vehicles: Three (3) accounts with total assets of approximately $237.2 million.

Other Accounts: None

*	Information for Mr. Addeo, who recently joined the investment management team, is as of July 26, 2012
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the tables above, those for which the Subadviser receives a fee based on investment performance are listed below:

High Yield Fund

John F. Iles	Other Registered Investment Companies: None.
Other Pooled Investment Vehicles: None.
Other Accounts: One (1) account with total assets of approximately $234.5 million.
Under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section, the “Share Ownership by Portfolio Managers” subsection with respect to the Fund has been amended and restated as follows:
Share Ownership by Portfolio Managers. The following table indicates as of May 31, 2011 for Messrs. Iles, McCafferty and Rizzo and as of July 26, 2012, for Mr. Addeo, the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

A	-	$0
B	-	$1 - $10,000
C	-	$10,001 - $50,000
D	-	$50,001 - $100,000
E	-	$100,001 - $500,000
F	-	$500,001 - $1,000,000
G	-	More than $1 million
High Yield Fund

Range of Beneficial
Portfolio Manager	Ownership
John F. Addeo, CFA	A
John F. Iles	C
Dennis F. McCafferty, CFA	C
Joseph E. Rizzo	D

*	Information for Mr. Addeo, who recently joined the investment management team, is as of July 26, 2012
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.